Contingent consideration (Tables)	12 Months Ended
Jun. 30, 2020
1 year or less [member]
Statement [line items]
Summary of liabilities - contingent consideration

	2020 A$’000	2019 A$’000

Contingent consideration	1,387	—

Later than one year [member]
Statement [line items]
Summary of liabilities - contingent consideration

	2020 A$’000	2019 A$’000

Contingent consideration	458	1,370

	458	1,370

Summary of Outsomes of Contingent Consideration
The range of outcomes of contingent consideration are summarised below:

Milestone	Contingent Consideration
Milestone 2	1,250,000	1,250,000
Milestone 4	4,199,000	3,400,000
Milestone 5	1,394,000	1,394,000

Total	6,843,000	6,044,000